Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Impairment of Goodwill
Schedule of goodwill balances for each of our reportable segments

Amount
December 31, 2025	$8,079,456
—
March 31, 2026	$8,079,456

Amount
December 31, 2023	$18,293,572
Impairment charge	(10,214,116)
December 31, 2024	$8,079,456

December 31, 2025	$8,079,456